Share-based Payments - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share Based Payment Arrangements [Abstract]
Options outstanding, beginning of year | shares	4,876	4,959
Granted | shares	976	1,071
Exercised | shares	(337)
Expired | shares	(1,034)	(1,154)
Options outstanding, end of year | shares	4,481	4,876
Options exercisable, end of year | shares	2,585	2,766
Options outstanding, beginning of year | $ / shares	$ 3.60	$ 5.10
Granted | $ / shares	2.83	2.62
Exercised | $ / shares	2.18
Expired | $ / shares	6.55	9.13
Options outstanding, end of year | $ / shares	2.86	3.60
Options exercisable, end of year | $ / shares	$ 3.01	$ 4.52